UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

December 31, 2016

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 93.6%
Aerospace - 1.2%
Cobham PLC	3,915,313	$7,898,904
Meggitt PLC	1,911,050	10,800,846
MTU Aero Engines AG	155,880	17,983,935
Saab AB, “B”	199,440	7,441,037
Singapore Technologies Engineering Ltd.	5,541,300	12,300,511

		$56,425,233
Airlines - 0.7%
Copa Holdings S.A., “A”	136,142	$12,365,778
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	42,000	6,043,380
Stagecoach Group PLC	4,614,359	12,294,723

		$30,703,881
Alcoholic Beverages - 1.4%
Carlsberg Group	147,199	$12,703,404
China Resources Beer Holdings Co. Ltd. (a)	10,544,000	20,831,133
Davide Campari-Milano S.p.A.	1,242,119	12,146,829
Thai Beverage PCL	29,781,200	17,432,660

		$63,114,026
Apparel Manufacturers - 1.3%
Burberry Group PLC	506,753	$9,349,100
Christian Dior S.A.	123,480	25,869,959
Global Brands Group Holding Ltd. (a)	75,173,138	9,895,526
Samsonite International S.A.	205,200	583,791
Stella International Holdings Ltd.	7,097,591	11,416,166
Titan Co. Ltd.	851,343	4,083,956

		$61,198,498
Automotive - 2.9%
Autoliv, Inc., SDR	80,720	$9,090,511
ElringKlinger AG (l)	270,538	4,520,911
Ford Otomotiv Sanayi S.A.	290,456	2,518,400
GKN PLC	2,397,446	9,766,451
Koito Manufacturing Co. Ltd.	715,000	37,755,615
NGK Spark Plug Co. Ltd	837,800	18,545,861
Shimano, Inc.	35,100	5,493,961
Stanley Electric Co. Ltd.	922,131	25,135,350
Tofas Turk Otomobil Fabriikasi A.S.	493,694	3,449,097
USS Co. Ltd.	1,161,900	18,471,552

		$134,747,709
Biotechnology - 0.2%
Abcam PLC	550,379	$5,202,462
Lonza Group AG	36,366	6,296,107

		$11,498,569
Broadcasting - 0.8%
Havas S.A.	2,199,204	$18,519,936
Nippon Television Holdings, Inc.	610,800	11,071,001
Proto Corp. (l)	568,700	6,507,261

		$36,098,198

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Brokerage & Asset Managers - 3.2%
Bolsa Mexicana de Valores S.A. de C.V.	2,654,894	$3,495,093
CETIP S.A. Mercados Organizados	392,800	5,382,640
Computershare Ltd.	2,173,196	19,540,854
Daiwa Securities Group, Inc.	2,388,000	14,669,636
Hargreaves Lansdown PLC	855,872	12,775,902
IG Group Holdings PLC	1,886,974	11,490,329
Japan Exchange Group, Inc.	145,300	2,081,168
Rathbone Brothers PLC	875,165	21,335,142
Schroders PLC	1,156,966	42,673,518
Yuanta Financial Holding Co. Ltd.	38,241,227	14,192,276

		$147,636,558
Business Services - 12.7%
Aeon Delight Co., Ltd.	226,700	$6,312,559
Amadeus Fire AG	183,730	14,199,676
Amadeus IT Group S.A.	1,729,808	78,607,492
Ashtead Group PLC	521,672	10,106,668
Auto Trader Group PLC	2,633,573	13,274,567
Babcock International Group PLC	1,548,854	18,170,690
Brenntag AG	445,101	24,664,808
Bunzl PLC	5,172,899	133,862,093
Cerved Information Solutions S.p.A.	4,281,793	35,482,347
Compass Group PLC	2,903,853	53,524,751
DKSH Holding Ltd.	50,944	3,499,492
Doshisha Co. Ltd.	141,800	2,547,850
Edenred	202,894	4,022,711
Electrocomponents PLC	711,864	4,182,095
Elior Group	1,676,745	38,294,800
Elis S.A.	401,925	7,171,314
Exova Group PLC	2,864,031	6,706,300
Intertek Group PLC	749,438	31,974,490
Meitec Corp.	161,600	6,176,185
Midland IC&I Ltd. (a)	215,565,000	1,244,881
Nomura Research Institute Ltd.	897,578	27,284,958
Sodexo	340,022	39,085,317
Travis Perkins PLC	386,837	6,922,234
Zoopla Property Group PLC	5,425,303	21,348,855

		$588,667,133
Cable TV - 0.5%
Eutelsat Communications	534,604	$10,351,803
NOS, SGPS, S.A.	1,896,833	11,257,402

		$21,609,205
Chemicals - 0.9%
Orica Ltd.	1,781,775	$22,633,052
Victrex PLC	770,299	18,257,444

		$40,890,496
Computer Software - 2.0%
OBIC Business Consultants Co. Ltd.	341,400	$14,693,821
OBIC Co. Ltd.	1,687,700	73,612,693
Totvs S.A.	571,928	4,224,398

		$92,530,912

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.9%
Brother Industries Ltd.	98,000	$1,762,328
EMIS Group PLC	543,548	6,460,882
EPAM Systems, Inc. (a)	695,221	44,709,663
Globant S.A. (a)	272,726	9,095,412
Linx S.A.	1,176,400	6,271,097
Temenos Group AG	115,214	8,021,872
Venture Corp. Ltd.	2,058,100	14,024,645

		$90,345,899
Conglomerates - 0.7%
DCC PLC	409,413	$30,350,326

Construction - 2.1%
Bellway PLC	633,258	$19,268,439
DuluxGroup Ltd.	2,661,647	11,956,527
Elementia S.A. de C.V. (a)	5,867,513	6,215,763
Geberit AG	39,614	15,853,235
Reliance Worldwide Corp. (a)	4,482,430	10,351,186
Semen Indonesia Persero Tbk PT	4,281,720	2,903,516
SIG PLC	1,435,446	1,825,653
Somfy S.A.	12,977	5,294,709
Techtronic Industries Co. Ltd.	6,923,500	24,820,852

		$98,489,880
Consumer Products - 2.8%
Beiersdorf AG	222,939	$18,914,945
Dabur India Ltd.	4,788,960	19,626,480
Hengan International Group Co. Ltd.	2,018,000	14,795,867
Kobayashi Pharmaceutical Co. Ltd.	752,800	32,151,082
Milbon Co. Ltd.	241,596	9,147,057
Mitsubishi Pencil Co. Ltd.	52,000	2,731,304
PZ Cussons	404,893	1,664,364
Societe BIC S.A.	49,516	6,731,688
Uni-Charm Corp.	1,169,800	25,548,291

		$131,311,078
Consumer Services - 2.6%
51job, Inc., ADR (a)	567,471	$19,180,520
Asante, Inc.	170,200	2,535,252
Dignity PLC	1,558,827	47,470,340
Estacio Participacoes S.A.	887,674	4,309,229
GAEC Anima Educacao S.A.	1,269,675	5,317,132
Kakaku.com, Inc.	289,200	4,785,564
Kroton Educacional S.A.	2,132,116	8,732,327
Localiza Rent a Car S.A.	513,513	5,399,089
MakeMyTrip Ltd. (a)	382,691	8,495,740
Moneysupermarket.com Group PLC	3,397,435	12,313,963
Rakuten	119,300	1,169,268

		$119,708,424
Containers - 1.4%
Fuji Seal International, Inc.	1,789,000	$38,138,947
Mayr-Melnhof Karton AG	127,604	13,526,261
Viscofan S.A.	244,274	12,046,776

		$63,711,984

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - 1.5%
Advantech Co. Ltd.	928,893	$7,287,865
IMI PLC	595,477	7,593,822
Legrand S.A.	238,002	13,478,602
OMRON Corp.	103,621	3,965,750
Pfeiffer Vacuum Technology AG	69,906	6,535,957
Spectris PLC	780,044	22,208,748
Voltronic Power Technology Corp.	653,107	9,027,868

		$70,098,612
Electronics - 2.5%
ASM International N.V.	425,984	$19,094,915
ASM Pacific Technology Ltd.	2,465,400	26,118,075
Chroma Ate, Inc.	5,389,000	12,576,240
Fujitsu General Ltd.	131,000	2,772,997
Halma PLC	1,384,817	15,263,192
Hirose Electric Co. Ltd.	83,693	10,349,568
Infineon Technologies AG	875,569	15,175,223
Iriso Electronics Co. Ltd.	153,080	8,762,397
JEOL Ltd.	1,008,000	4,398,545

		$114,511,152
Energy - Independent - 0.6%
Gran Tierra Energy, Inc. (a)	4,511,504	$13,642,205
TORC Oil & Gas Ltd.	771,099	4,749,554
Ultrapar Participacoes S.A.	394,000	8,286,263

		$26,678,022
Engineering - Construction - 0.2%
JGC Corp.	257,000	$4,653,668
Promotora y Operadora de Infraestructura S.A.B. de C.V.	297,682	2,484,028
Toshiba Plant Kensetsu Co. Ltd.	291,000	3,826,013

		$10,963,709
Entertainment - 0.7%
CTS Eventim AG	450,555	$14,173,963
Merlin Entertainments PLC	3,377,748	18,674,036

		$32,847,999
Food & Beverages - 4.1%
Arca Continental S.A.B. de C.V.	1,164,264	$6,069,664
BRF S.A.	572,300	8,484,184
Britvic PLC	728,348	5,089,483
Chr. Hansen Holding A.S.	43,597	2,414,271
Coca-Cola East Japan Co. Ltd.	202,800	4,458,592
Coca-Cola HBC AG	320,235	6,985,440
Coca-Cola West Co. Ltd.	330,900	9,753,587
Greencore Group PLC	5,919,179	17,981,672
Kerry Group PLC	229,702	16,417,935
Marine Harvest A.S.A.	1,459,159	26,309,421
P/f Bakkafrost	811,217	32,203,117
S Foods, Inc. (l)	205,100	5,318,904
Shenguan Holdings Group Ltd. (a)	13,203,505	999,695
Super Group Ltd.	33,717,200	29,750,880
Tate & Lyle PLC	488,682	4,260,931
Tingyi (Cayman Islands) Holdings Corp.	12,026,000	14,557,221

		$191,054,997

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 3.9%
Alimentation Couche-Tard, Inc.	428,866	$19,446,142
Booker Group PLC	26,804,187	57,828,013
Clicks Group Ltd.	2,752,562	23,148,879
Cosmos Pharmaceutical Corp. (l)	69,800	12,870,075
Dairy Farm International Holdings Ltd.	3,130,809	22,464,732
FamilyMart UNY Holdings Co. Ltd.	75,500	5,015,961
Lawson, Inc.	303,700	21,333,707
Sundrug Co. Ltd.	280,100	19,388,312

		$181,495,821
Furniture & Appliances - 0.7%
Coway Co. Ltd. (a)	281,962	$20,613,715
SEB S.A.	39,266	5,321,669
Zojirushi Corp. (l)	318,800	4,279,762

		$30,215,146
Gaming & Lodging - 1.3%
Paddy Power Betfair PLC	546,570	$59,107,773

General Merchandise - 2.5%
B&M European Value Retail S.A.	4,295,168	$14,693,481
Dollarama, Inc.	827,161	60,608,572
PriceSmart, Inc.	67,930	5,672,155
Seria Co. Ltd.	366,700	24,943,444
Woolworths Holdings Ltd.	2,146,158	11,037,255

		$116,954,907
Health Maintenance Organizations - 0.4%
Odontoprev S.A.	3,399,355	$13,160,006
Qualicorp S.A.	1,235,165	7,305,413

		$20,465,419
Insurance - 2.9%
Admiral Group PLC	354,924	$7,958,813
AUB Group Ltd. (h)	3,359,189	25,453,666
BR Insurance Corretora de Seguros S.A. (a)	68,050	421,301
Hiscox Ltd.	3,413,346	42,737,092
Jardine Lloyd Thompson Group PLC	1,478,438	17,937,855
Samsung Fire & Marine Insurance Co. Ltd. (a)	87,962	19,554,394
Sony Financial Holdings, Inc.	876,900	13,591,865
XL Group Ltd.	212,422	7,914,844

		$135,569,830
Internet - 0.9%
Rightmove PLC	896,695	$43,131,541

Machinery & Tools - 1.6%
Aalberts Industries N.V.	242,140	$7,847,342
GEA Group AG	722,418	28,956,946
Neopost S.A.	167,887	5,252,304
Nissei ASB Machine Co. Ltd.	184,100	3,714,291
Obara Group, Inc.	82,200	3,664,274
Rotork PLC	1,912,024	5,654,019
Spirax-Sarco Engineering PLC	278,609	14,308,407
T.K. Corp.	828,332	5,685,438

		$75,083,021

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.4%
Hogy Medical Co. Ltd.	39,800	$2,455,256
Miraca Holdings, Inc.	380,800	17,055,267

		$19,510,523
Medical Equipment - 3.2%
Ansell Ltd.	1,497,875	$26,683,193
Fisher & Paykel Healthcare Corp. Ltd.	4,837,918	28,554,016
Nakanishi, Inc.	466,000	18,021,989
Nihon Kohden Corp.	521,600	11,510,542
Smith & Nephew PLC	1,810,084	26,967,803
Sonova Holding AG	158,220	19,143,160
Terumo Corp.	366,600	13,506,249
William Demant Holdings A/S (a)	301,880	5,248,972

		$149,635,924
Metals & Mining - 0.9%
Iluka Resources Ltd.	3,585,295	$18,740,335
MOIL Ltd.	3,971,364	20,982,129

		$39,722,464
Natural Gas - Distribution - 0.6%
China Resources Gas Group Ltd.	9,032,000	$25,313,726
Nippon Gas Co. Ltd.	91,900	2,630,155

		$27,943,881
Network & Telecom - 0.5%
VTech Holdings Ltd.	1,671,365	$22,318,175

Oil Services - 0.8%
Aker Solutions ASA (a)	2,934,303	$14,057,579
John Wood Group PLC	779,082	8,388,442
Technip	215,970	15,325,751

		$37,771,772
Other Banks & Diversified Financials - 5.1%
Aeon Financial Service Co. Ltd.	730,200	$12,916,004
AEON Thana Sinsap Public Co. Ltd.	2,759,200	7,974,678
Bancolombia S.A., ADR	132,181	4,848,399
Chiba Bank Ltd.	2,538,451	15,515,525
Credicorp Ltd.	114,120	18,014,983
E.Sun Financial Holding Co. Ltd.	49,414,206	28,134,620
Federal Bank Ltd.	18,342,466	18,066,802
FinecoBank, S.p.A.	2,267,886	12,724,257
Grupo Financiero Inbursa S.A. de C.V.	4,547,225	6,881,276
Julius Baer Group Ltd.	275,408	12,232,843
Jyske Bank	590,933	28,120,079
Public Bank Berhad	4,513,977	19,842,984
Shizuoka Bank Ltd.	1,025,000	8,586,442
Shriram Transport Finance Co. Ltd.	1,696,859	21,216,828
Sydbank A/S	741,862	22,968,838

		$238,044,558
Pharmaceuticals - 1.3%
Genomma Lab Internacional S.A., “B” (a)	8,990,134	$9,332,897
Santen Pharmaceutical Co. Ltd.	1,984,800	24,239,345
Taiko Pharmaceutical Co. Ltd. (l)	165,800	2,628,684

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - continued
Tsumura & Co.	184,000	$5,060,066
Virbac SA (a)	97,768	17,207,469

		$58,468,461
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$16,242,574

Precious Metals & Minerals - 0.5%
Agnico-Eagle Mines Ltd.	516,614	$21,720,374

Railroad & Shipping - 0.1%
Pacific Basin Shipping Ltd. (a)	17,685,752	$2,839,584
Precious Shipping Public Co. Ltd. (a)	13,259,027	3,036,093

		$5,875,677
Real Estate - 2.5%
Ascendas India Trust, REIT	31,933,900	$22,329,209
City Developments Ltd.	3,038,700	17,308,762
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,978,067	6,076,431
Deutsche Wohnen AG	730,026	22,893,020
LEG Immobilien AG	415,869	32,261,661
Midland Holdings Ltd. (a)(h)	43,113,000	11,008,284
TAG Immobilien AG	237,520	3,122,250

		$114,999,617
Restaurants - 3.2%
Ajisen (China) Holdings Ltd.	12,368,037	$5,040,041
Alsea S.A.B. de C.V.	1,699,065	4,862,867
Cafe De Coral Holdings Ltd.	6,194,000	20,088,865
Domino’s Pizza Group PLC	12,988,676	57,575,047
Heian Ceremony Service Co.	264,944	1,929,685
Jollibee Foods Corp.	1,686,170	6,565,923
Whitbread PLC	703,610	32,706,870
Yum China Holdings, Inc. (a)	713,115	18,626,564

		$147,395,862
Specialty Chemicals - 5.0%
Air Water, Inc.	376,000	$6,769,806
Croda International PLC	1,356,509	53,215,037
Elementis PLC	1,929,539	6,579,702
IMCD Group NV	218,300	9,304,338
Japan Pure Chemical Co. Ltd.	41,700	879,566
Kansai Paint Co. Ltd.	1,037,000	19,070,507
PT Astra Agro Lestari Tbk	12,369,500	15,401,623
PTT Global Chemical PLC	13,241,500	23,295,249
Sika AG	7,864	37,779,326
SK KAKEN Co. Ltd.	58,000	5,161,070
Symrise AG	885,210	53,886,936
Tikkurila Oyj	145,978	2,890,415

		$234,233,575
Specialty Stores - 2.9%
ABC-Mart, Inc.	362,200	$20,515,628
Card Factory PLC	704,875	2,197,780
Esprit Holdings Ltd. (a)	6,185,199	4,825,538

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Howden Joinery Group PLC	1,690,149	$7,952,872
Just Eat PLC (a)	2,735,592	19,671,789
MonotaRO Co. Ltd. (l)	182,400	3,724,264
NEXT PLC	374,562	22,924,174
Nitori Co. Ltd.	174,900	19,992,847
Ryohin Keikaku Co. Ltd.	30,800	6,022,456
Shimamura Co. Ltd.	52,800	6,591,247
Super Retail Group Ltd.	1,437,779	10,709,877
XXL ASA	757,085	8,591,931

		$133,720,403
Telecommunications - Wireless - 0.5%
Cellnex Telecom S.A.U.	1,197,704	$17,201,279
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	6,430,665

		$23,631,944
Telephone Services - 0.6%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$11,541,250
PT XL Axiata Tbk (a)	9,609,807	1,647,701
TDC A.S. (a)	2,666,167	13,688,526

		$26,877,477
Tobacco - 0.3%
Swedish Match AB	481,706	$15,304,049

Trucking - 1.2%
DSV A.S.	510,451	$22,709,197
Kintetsu World Express, Inc.	277,200	3,834,973
Yamato Holdings Co. Ltd.	1,480,100	30,004,252

		$56,548,422
Utilities - Electric Power - 0.6%
CESC Ltd.	2,392,424	$22,453,169
Transmissora Alianca de Energia Eletrica S.A., IEU	1,125,230	7,170,329

		$29,623,498
Total Common Stocks		$4,346,805,188

Preferred Stocks - 1.4%
Consumer Products - 0.7%
Henkel AG & Co. KGaA	264,562	$31,539,127

Forest & Paper Products - 0.2%
Suzano Papel e Celulose S.A.	1,857,000	$8,101,945

Specialty Chemicals - 0.5%
Fuchs Petrolub SE	604,462	$25,375,122
Total Preferred Stocks		$65,016,194

	Strike Price		First Exercise
Warrants - 0.0%
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (a)	THB	18	6/30/17	467,490	$22,715

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned - 0.2%
JPMorgan U.S. Government Money Market Fund, 0.44% (j)	10,926,731	$10,926,731

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.51% (v)	225,931,037	$225,931,037
Total Investments		$4,648,701,865
Other Assets, Less Liabilities - (0.1)%		(6,938,596)
Net Assets - 100.0%		$4,641,763,269

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,430,665, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

12/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$313,471,782	$808,285,813	$—	$1,121,757,595
Japan	225,140,425	605,114,249	—	830,254,674
Germany	154,972,675	159,231,804	—	314,204,479
France	118,958,919	92,969,112	—	211,928,031
Hong Kong	82,036,076	75,588,393	—	157,624,469
Australia	55,345,705	90,722,985	—	146,068,690
Canada	120,166,847	—	—	120,166,847
China	42,847,124	76,497,643	—	119,344,767
India	46,189,023	68,736,082	—	114,925,105
Other Countries	847,452,870	428,116,570	—	1,275,569,440
Mutual Funds	236,857,768	—	—	236,857,768
Total Investments	$2,243,439,214	$2,405,262,651	$—	$4,648,701,865

For further information regarding security characteristics, see the Portfolio of Investments.

10

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,343,545,073 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $459,090,954 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,938,533,334
Gross unrealized appreciation	1,018,016,104
Gross unrealized depreciation	(307,847,573)
Net unrealized appreciation (depreciation)	$710,168,531

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	229,470,550	197,669,730	(201,209,243)	225,931,037

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(795)	$—	$248,631	$225,931,037

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
AUB Group Ltd.	3,359,189	—	—	3,359,189
Midland Holdings Ltd.	43,113,000	—	—	43,113,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
AUB Group Ltd.	$ —	$—	$713,660	$25,453,666
Midland Holdings Ltd.	—	—	1,290,759	11,008,284

Total	$ —	$—	$2,004,419	$36,461,950

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of December 31, 2016, are as follows:

United Kingdom	24.2%
Japan	17.9%
Germany	6.8%
United States	6.4%
France	4.6%
Hong Kong	3.4%
Australia	3.1%
Canada	2.6%
China	2.6%
Other Countries	28.4%

11

QUARTERLY REPORT

December 31, 2016

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.9%
Aerospace - 4.0%
Honeywell International, Inc.	680,821	$78,873,113
Leidos Holdings, Inc.	549,172	28,084,656
Northrop Grumman Corp.	183,788	42,745,413
United Technologies Corp.	386,729	42,393,233

		$192,096,415
Alcoholic Beverages - 1.3%
Constellation Brands, Inc., “A”	204,712	$31,384,397
Molson Coors Brewing Co.	312,081	30,368,602

		$61,752,999
Apparel Manufacturers - 1.9%
Hanesbrands, Inc.	1,001,489	$21,602,118
NIKE, Inc., “B”	994,910	50,571,275
PVH Corp.	213,090	19,229,242

		$91,402,635
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc.	71,152	$8,705,447
Celgene Corp. (a)	555,113	64,254,330

		$72,959,777
Broadcasting - 1.6%
Time Warner, Inc.	509,868	$49,217,558
Twenty-First Century Fox, Inc.	1,010,717	28,340,505

		$77,558,063
Brokerage & Asset Managers - 1.5%
Blackstone Group LP	1,060,667	$28,669,829
NASDAQ, Inc.	678,023	45,508,904

		$74,178,733
Business Services - 4.7%
Accenture PLC, “A”	312,579	$36,612,377
Cognizant Technology Solutions Corp., “A” (a)	693,708	38,868,459
Equifax, Inc.	220,650	26,087,449
Fidelity National Information Services, Inc.	527,767	39,920,296
Fiserv, Inc. (a)	262,003	27,845,679
Gartner, Inc. (a)	199,946	20,208,542
Global Payments, Inc.	508,244	35,277,216

		$224,820,018
Cable TV - 1.6%
Charter Communications, Inc., “A” (a)	229,430	$66,057,486
Comcast Corp., “A”	181,950	12,563,648

		$78,621,134
Chemicals - 2.7%
E.I. du Pont de Nemours & Co.	506,932	$37,208,809
Monsanto Co.	355,957	37,450,236
PPG Industries, Inc.	577,086	54,684,669

		$129,343,714

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 2.3%
Adobe Systems, Inc. (a)	357,053	$36,758,605
Sabre Corp.	870,422	21,717,029
Salesforce.com, Inc. (a)	735,739	50,368,692

		$108,844,326
Computer Software - Systems - 3.6%
Apple, Inc. (s)	733,965	$85,007,826
Constellation Software, Inc.	46,080	20,939,432
Hewlett Packard Enterprise	2,142,682	49,581,661
SS&C Technologies Holdings, Inc.	687,686	19,667,820

		$175,196,739
Construction - 1.3%
Sherwin-Williams Co.	158,929	$42,710,579
Toll Brothers, Inc. (a)	715,122	22,168,782

		$64,879,361
Consumer Products - 1.0%
Coty, Inc., “A”	1,108,406	$20,294,914
Newell Brands, Inc.	664,135	29,653,628

		$49,948,542
Consumer Services - 1.0%
Priceline Group, Inc. (a)	31,477	$46,147,171

Containers - 0.6%
Berry Plastics Group, Inc. (a)	566,724	$27,616,461

Electrical Equipment - 1.6%
Fortive Corp.	1	$27
Johnson Controls International PLC	1,167,379	48,084,341
W.W. Grainger, Inc.	135,195	31,399,039

		$79,483,407
Electronics - 1.2%
Broadcom Corp.	327,553	$57,901,544

Energy - Independent - 3.9%
Energen Corp. (a)	332,799	$19,192,518
EOG Resources, Inc.	694,906	70,254,997
EQT Corp.	529,921	34,656,833
Noble Energy, Inc.	690,978	26,298,623
Pioneer Natural Resources Co.	215,667	38,835,157

		$189,238,128
Energy - Integrated - 1.2%
Exxon Mobil Corp.	653,048	$58,944,112

Food & Beverages - 3.5%
J.M. Smucker Co.	189,252	$24,235,611
Mead Johnson Nutrition Co., “A”	314,596	22,260,813
Mondelez International, Inc.	910,406	40,358,298
PepsiCo, Inc.	643,920	67,373,350
TreeHouse Foods, Inc. (a)	212,687	15,353,875

		$169,581,947

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Drug Stores - 0.9%
CVS Health Corp.	535,406	$42,248,887

General Merchandise - 1.8%
Costco Wholesale Corp.	332,843	$53,291,493
Dollar Tree, Inc. (a)	413,271	31,896,256

		$85,187,749
Health Maintenance Organizations - 1.6%
Cigna Corp.	144,802	$19,315,139
UnitedHealth Group, Inc.	354,319	56,705,213

		$76,020,352
Insurance - 3.0%
American International Group, Inc.	640,786	$41,849,734
Aon PLC	580,631	64,757,775
Chubb Ltd.	278,712	36,823,429

		$143,430,938
Internet - 5.6%
Alibaba Group Holding Ltd., ADR (a)	213,019	$18,705,198
Alphabet, Inc., “A” (a)(s)	142,427	112,866,276
Alphabet, Inc., “C” (a)	60,899	47,003,066
Facebook, Inc., “A” (a)	818,998	94,225,720

		$272,800,260
Machinery & Tools - 1.8%
Roper Technologies, Inc.	320,704	$58,714,488
SPX FLOW, Inc. (a)	801,920	25,709,555

		$84,424,043
Major Banks - 3.4%
Goldman Sachs Group, Inc.	196,403	$47,028,698
Morgan Stanley	1,143,893	48,329,479
PNC Financial Services Group, Inc.	602,978	70,524,307

		$165,882,484
Medical & Health Technology & Services - 1.0%
McKesson Corp.	159,033	$22,336,185
VCA, Inc. (a)	406,230	27,887,690

		$50,223,875
Medical Equipment - 4.8%
Danaher Corp. (s)	563,894	$43,893,509
Medtronic PLC	899,694	64,085,204
PerkinElmer, Inc.	707,830	36,913,334
Steris PLC	225,278	15,181,484
Stryker Corp.	359,030	43,015,384
Zimmer Biomet Holdings, Inc.	263,494	27,192,581

		$230,281,496
Natural Gas - Distribution - 0.7%
Sempra Energy	312,522	$31,452,214

Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	859,513	$23,241,232

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 1.4%
Cisco Systems, Inc.	2,215,430	$66,950,295

Oil Services - 1.4%
Halliburton Co.	865,678	$46,824,523
Schlumberger Ltd.	249,665	20,959,377

		$67,783,900
Other Banks & Diversified Financials - 8.0%
Citigroup, Inc.	2,159,766	$128,354,893
Discover Financial Services	509,160	36,705,344
U.S. Bancorp	1,622,660	83,356,044
Visa, Inc., “A”	1,368,901	106,801,656
Wintrust Financial Corp.	426,041	30,917,795

		$386,135,732
Pharmaceuticals - 4.8%
Allergan PLC (a)	264,385	$55,523,494
Eli Lilly & Co.	769,162	56,571,865
Merck & Co., Inc.	1,333,981	78,531,461
Zoetis, Inc.	792,720	42,434,302

		$233,061,122
Railroad & Shipping - 1.6%
Canadian Pacific Railway Ltd.	171,182	$24,439,654
Union Pacific Corp.	529,537	54,902,396

		$79,342,050
Real Estate - 1.8%
Store Capital Corp., REIT	2,266,198	$55,997,753
Tanger Factory Outlet Centers, Inc., REIT	917,465	32,826,898

		$88,824,651
Restaurants - 1.9%
Aramark	1,044,420	$37,306,682
Starbucks Corp.	935,313	51,928,578

		$89,235,260
Specialty Stores - 3.9%
Amazon.com, Inc.	126,252	$94,672,587
Lululemon Athletica, Inc. (a)	219,895	14,290,976
Ross Stores, Inc.	527,878	34,628,797
Tractor Supply Co.	311,438	23,610,115
Urban Outfitters, Inc. (a)	807,193	22,988,857

		$190,191,332
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	269,545	$28,485,516
SBA Communications Corp. (a)	378,484	39,082,258

		$67,567,774
Telephone Services - 1.1%
Verizon Communications, Inc.	962,744	$51,391,275

Tobacco - 1.9%
Philip Morris International, Inc.	545,646	$49,921,153
Reynolds American, Inc.	746,299	41,822,596

		$91,743,749

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	319,834	$20,136,749
CMS Energy Corp.	912,921	37,995,772
NextEra Energy, Inc.	339,326	40,535,884
Xcel Energy, Inc.	700,713	28,519,019

		$127,187,424
Total Common Stocks		$4,775,123,320

Convertible Preferred Stocks - 0.2%
Telephone Services - 0.2%
Frontier Communications Corp., 11.125%	158,895	$11,294,257

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.51% (v)	15,085,459	$15,085,459
Total Investments		$4,801,503,036

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(116,649)	$(10,121,634)

Other Assets, Less Liabilities - 0.8%		39,831,138
Net Assets - 100.0%		$4,831,212,540

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At December 31, 2016, the fund had cash collateral of $167,795 and other liquid securities with an aggregate value of $18,418,636 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

12/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,786,417,577	$—	$—	$4,786,417,577
Mutual Funds	15,085,459	—	—	15,085,459
Total Investments	$4,801,503,036	$—	$—	$4,801,503,036
Short Sales	$(10,121,634)	$—	$—	$(10,121,634)

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,769,529,317
Gross unrealized appreciation	1,108,023,425
Gross unrealized depreciation	(76,049,706)
Net unrealized appreciation (depreciation)	$1,031,973,719

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,499,327	163,137,444	(160,551,312)	15,085,459

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(507)	$—	$25,689	$15,085,459

7

QUARTERLY REPORT

December 31, 2016

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

12/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 58.4%
Aerospace - 2.9%
Honeywell International, Inc.	484,049	$56,077,076
L-3 Communications Holdings, Inc.	72,697	11,057,940
Lockheed Martin Corp.	143,175	35,785,160
Northrop Grumman Corp.	212,282	49,372,548
Orbital ATK, Inc.	52,043	4,565,732
United Technologies Corp.	514,672	56,418,345

		$213,276,801
Airlines - 0.4%
Copa Holdings S.A., “A”	193,690	$17,592,863
Delta Air Lines, Inc.	227,827	11,206,810

		$28,799,673
Alcoholic Beverages - 0.3%
Diageo PLC	890,342	$23,034,126

Apparel Manufacturers - 0.1%
Hanesbrands, Inc.	238,381	$5,141,878

Automotive - 0.9%
Delphi Automotive PLC	316,190	$21,295,397
General Motors Co.	337,042	11,742,543
Harley-Davidson, Inc.	126,775	7,396,054
Hyundai Motor Co.	72,287	8,684,774
Kia Motors Corp. (a)	357,262	11,592,216
LKQ Corp. (a)	284,436	8,717,963

		$69,428,947
Biotechnology - 0.2%
Celgene Corp. (a)	55,230	$6,392,873
Gilead Sciences, Inc.	95,383	6,830,377

		$13,223,250
Broadcasting - 1.1%
Interpublic Group of Companies, Inc.	244,867	$5,732,336
Omnicom Group, Inc.	355,718	30,275,159
Time Warner, Inc.	386,678	37,326,027
Twenty-First Century Fox, Inc.	301,852	8,463,930
Walt Disney Co.	34,963	3,643,844

		$85,441,296
Brokerage & Asset Managers - 1.0%
BlackRock, Inc.	67,361	$25,633,555
Blackstone Group LP	297,668	8,045,966
Charles Schwab Corp.	195,811	7,728,660
Franklin Resources, Inc.	387,867	15,351,776
NASDAQ, Inc.	243,014	16,311,100

		$73,071,057
Business Services - 1.5%
Accenture PLC, “A”	526,013	$61,611,903
Amdocs Ltd.	64,802	3,774,717
Cognizant Technology Solutions Corp., “A” (a)	98,110	5,497,103

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Equifax, Inc.	113,694	$13,442,042
Fidelity National Information Services, Inc.	173,146	13,096,763
Fiserv, Inc. (a)	62,049	6,594,568
Global Payments, Inc.	110,554	7,673,553

		$111,690,649
Cable TV - 1.5%
Charter Communications, Inc., “A” (a)	126,023	$36,284,542
Comcast Corp., “A”	1,130,188	78,039,481

		$114,324,023
Chemicals - 2.2%
3M Co.	295,367	$52,743,685
Celanese Corp.	136,786	10,770,530
E.I. du Pont de Nemours & Co.	243,824	17,896,682
LyondellBasell Industries N.V., “A”	178,317	15,296,032
Monsanto Co.	146,877	15,452,929
PPG Industries, Inc.	518,077	49,092,977

		$161,252,835
Computer Software - 1.2%
CA, Inc.	119,759	$3,804,743
Check Point Software Technologies Ltd. (a)	263,687	22,271,004
Intuit, Inc.	45,422	5,205,815
Microsoft Corp.	471,531	29,300,936
Oracle Corp.	535,842	20,603,125
Sabre Corp.	437,078	10,905,096

		$92,090,719
Computer Software - Systems - 1.2%
Apple, Inc.	96,071	$11,126,943
Hewlett Packard Enterprise	1,248,453	28,889,202
International Business Machines Corp.	245,477	40,746,727
Seagate Technology PLC	137,190	5,236,542

		$85,999,414
Construction - 0.7%
Owens Corning	566,271	$29,196,933
Sherwin-Williams Co.	31,101	8,358,083
Stanley Black & Decker, Inc.	123,203	14,130,152

		$51,685,168
Consumer Products - 0.8%
Coty, Inc., “A”	754,304	$13,811,306
Kimberly-Clark Corp.	84,018	9,588,134
Newell Brands, Inc.	54,360	2,427,174
Procter & Gamble Co.	327,834	27,564,283
Reckitt Benckiser Group PLC	87,460	7,393,370

		$60,784,267
Containers - 0.1%
Crown Holdings, Inc. (a)	133,033	$6,993,545

Electrical Equipment - 0.9%
Fortive Corp.	147,573	$7,914,340
Johnson Controls International PLC	1,174,763	48,388,488

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electrical Equipment - continued
MSC Industrial Direct Co., Inc., “A”	48,191	$4,452,366
Pentair PLC	104,211	5,843,111

		$66,598,305
Electronics - 1.2%
Broadcom Corp.	46,049	$8,140,082
Intel Corp.	339,730	12,322,007
Maxim Integrated Products, Inc.	233,754	9,015,892
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	806,563	23,188,686
Texas Instruments, Inc.	482,587	35,214,373

		$87,881,040
Energy - Independent - 2.0%
Anadarko Petroleum Corp.	220,655	$15,386,273
Canadian Natural Resources Ltd.	167,633	5,344,140
EOG Resources, Inc.	284,202	28,732,822
EQT Corp.	153,526	10,040,600
Galp Energia SGPS S.A.	512,503	7,618,396
Hess Corp.	191,525	11,930,092
Noble Energy, Inc.	285,753	10,875,759
Occidental Petroleum Corp.	362,310	25,807,341
Rice Energy, Inc. (a)	341,216	7,284,962
Valero Energy Corp.	395,092	26,992,685

		$150,013,070
Energy - Integrated - 1.3%
BP PLC	3,835,457	$23,831,591
Chevron Corp.	264,806	31,167,666
Exxon Mobil Corp.	427,126	38,552,393

		$93,551,650
Food & Beverages - 2.5%
Archer Daniels Midland Co.	708,472	$32,341,747
Bunge Ltd.	109,204	7,888,897
Coca-Cola Co.	193,250	8,012,145
Coca-Cola European Partners PLC	197,643	6,205,990
Danone S.A.	202,962	12,846,545
General Mills, Inc.	407,072	25,144,837
J.M. Smucker Co.	60,462	7,742,764
Kellogg Co.	128,214	9,450,654
Marine Harvest A.S.A.	821,575	14,813,439
Mead Johnson Nutrition Co., “A”	166,606	11,789,041
Mondelez International, Inc.	210,177	9,317,146
Nestle S.A.	480,773	34,489,313
PepsiCo, Inc.	66,707	6,979,553

		$187,022,071
Food & Drug Stores - 0.9%
CVS Health Corp.	762,510	$60,169,664
Kroger Co.	225,849	7,794,049

		$67,963,713
Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	105,563	$8,727,949

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 0.7%
Kohl’s Corp.	178,856	$8,831,909
Target Corp.	478,487	34,561,116
Wal-Mart Stores, Inc.	98,939	6,838,664

		$50,231,689
Health Maintenance Organizations - 0.2%
Cigna Corp.	115,723	$15,436,291

Insurance - 3.7%
Aon PLC	334,167	$37,269,646
Chubb Ltd.	427,105	56,429,113
MetLife, Inc.	1,333,241	71,848,357
Prudential Financial, Inc.	436,901	45,463,918
Travelers Cos., Inc.	354,757	43,429,352
Validus Holdings Ltd.	105,812	5,820,718
Zurich Insurance Group AG	70,940	19,484,485

		$279,745,589
Internet - 0.6%
Alphabet, Inc., “A” (a)	11,949	$9,468,985
Facebook, Inc., “A” (a)	309,237	35,577,717

		$45,046,702
Machinery & Tools - 1.2%
Allison Transmission Holdings, Inc.	597,644	$20,134,626
Cummins, Inc.	21,100	2,883,737
Deere & Co.	86,075	8,869,168
Eaton Corp. PLC	329,758	22,123,464
Illinois Tool Works, Inc.	256,762	31,443,075
Ingersoll-Rand Co. Ltd., “A”	106,099	7,961,669

		$93,415,739
Major Banks - 7.3%
Bank of America Corp.	2,762,236	$61,045,416
Bank of New York Mellon Corp.	898,437	42,567,945
BNP Paribas	97,100	6,188,956
Goldman Sachs Group, Inc.	261,992	62,733,984
JPMorgan Chase & Co.	2,088,546	180,220,634
Morgan Stanley	837,500	35,384,375
PNC Financial Services Group, Inc.	321,424	37,593,751
Royal Bank of Canada	313,970	21,249,361
State Street Corp.	365,576	28,412,567
Sumitomo Mitsui Financial Group, Inc.	357,500	13,552,845
Wells Fargo & Co.	939,476	51,774,522

		$540,724,356
Medical & Health Technology & Services - 0.4%
Express Scripts Holding Co. (a)	123,892	$8,522,531
HCA Holdings, Inc. (a)	47,516	3,517,134
McKesson Corp.	148,639	20,876,348

		$32,916,013
Medical Equipment - 2.8%
Abbott Laboratories	1,054,065	$40,486,637
Danaher Corp.	572,675	44,577,022
Medtronic PLC	694,868	49,495,448

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
St. Jude Medical, Inc.	248,139	$19,898,266
Thermo Fisher Scientific, Inc.	299,391	42,244,070
Zimmer Biomet Holdings, Inc.	117,453	12,121,150

		$208,822,593
Metals & Mining - 0.2%
Rio Tinto PLC	347,257	$13,223,767

Natural Gas - Distribution - 0.1%
Engie	574,011	$7,312,718

Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	533,752	$14,432,654
Plains All American Pipeline LP	164,525	5,312,512
Western Gas Equity Partners LP	115,224	6,770,562

		$26,515,728
Network & Telecom - 0.7%
Cisco Systems, Inc.	1,381,809	$41,758,268
Motorola Solutions, Inc.	88,753	7,356,736

		$49,115,004
Oil Services - 0.3%
Schlumberger Ltd.	282,183	$23,689,263

Other Banks & Diversified Financials - 2.2%
American Express Co.	183,437	$13,589,013
BB&T Corp.	292,044	13,731,909
Citigroup, Inc.	587,785	34,932,063
Discover Financial Services	280,227	20,201,564
SunTrust Banks, Inc.	148,046	8,120,323
U.S. Bancorp	1,087,906	55,885,731
UBS Group AG	786,339	12,316,711
Visa, Inc., “A”	97,357	7,595,793

		$166,373,107
Pharmaceuticals - 4.0%
Allergan PLC (a)	40,409	$8,486,294
Bayer AG	278,354	29,046,015
Bristol-Myers Squibb Co.	154,411	9,023,779
Eli Lilly & Co.	579,347	42,610,972
Johnson & Johnson	726,270	83,673,567
Merck & Co., Inc.	1,331,674	78,395,648
Novartis AG	44,929	3,269,409
Pfizer, Inc.	1,285,610	41,756,613
Roche Holding AG	12,890	2,937,028

		$299,199,325
Printing & Publishing - 0.2%
Moody’s Corp.	90,787	$8,558,490
S&P Global, Inc.	25,877	2,782,813
Transcontinental, Inc.	436,652	7,216,555

		$18,557,858

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 0.4%
Canadian National Railway Co.	116,517	$7,853,246
Union Pacific Corp.	231,275	23,978,592

		$31,831,838
Real Estate - 0.9%
Annaly Capital Management, Inc., REIT	709,241	$7,071,133
Medical Properties Trust, Inc., REIT	2,165,704	26,638,159
Starwood Property Trust, Inc., REIT	496,594	10,900,238
Store Capital Corp., REIT	474,024	11,713,133
Washington Prime Group, Inc., REIT	1,062,833	11,064,092

		$67,386,755
Restaurants - 0.5%
Aramark	289,916	$10,355,800
Brinker International, Inc.	223,647	11,077,236
Starbucks Corp.	93,178	5,173,243
YUM! Brands, Inc.	174,879	11,075,087

		$37,681,366
Specialty Chemicals - 0.2%
Axalta Coating Systems Ltd. (a)	425,172	$11,564,678

Specialty Stores - 0.7%
Advance Auto Parts, Inc.	21,423	$3,623,058
Amazon.com, Inc.	9,008	6,754,829
Best Buy Co., Inc.	336,940	14,377,230
Gap, Inc.	1,309,734	29,390,431

		$54,145,548
Telephone Services - 1.3%
AT&T, Inc.	193,242	$8,218,582
Frontier Communications Corp. (l)	1,282,906	4,336,222
TDC A.S. (a)	1,080,862	5,549,318
Telefonica Brasil S.A., ADR	418,562	5,600,360
Verizon Communications, Inc.	1,322,300	70,584,374

		$94,288,856
Tobacco - 2.4%
Altria Group, Inc.	829,137	$56,066,244
Japan Tobacco, Inc.	131,200	4,315,147
Philip Morris International, Inc.	1,269,334	116,131,368

		$176,512,759
Trucking - 0.4%
United Parcel Service, Inc., “B”	292,138	$33,490,700

Utilities - Electric Power - 1.6%
American Electric Power Co., Inc.	222,354	$13,999,408
Duke Energy Corp.	233,647	18,135,680
Exelon Corp.	809,005	28,711,587
FirstEnergy Corp.	189,558	5,870,611
PPL Corp.	719,313	24,492,608
Public Service Enterprise Group, Inc.	188,298	8,262,516
SSE PLC	326,001	6,231,927
WEC Energy Group, Inc.	131,708	7,724,674

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
Xcel Energy, Inc.	108,491	$4,415,584

		$117,844,595
Total Common Stocks		$4,353,068,283

Bonds - 39.6%
Agency - Other - 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,278,814

Asset-Backed & Securitized - 1.9%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.203%, 12/28/2040 (z)	$4,713,863	$3,595,942
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	197,513	19,335
Cent LP, 2013-17A, “A1”, CLO, FRN, 2.187%, 1/30/2025 (n)	5,792,000	5,788,646
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.704%, 6/15/2028 (z)	8,086,000	8,128,054
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,046,778
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,994,953
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,477,578
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	7,761,190	7,871,937
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,657,410
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.98%, 7/15/2025 (n)	7,443,000	7,414,560
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,396,603
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,116,315
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.058%, 1/19/2025 (n)	5,676,137	5,665,006
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,499,628	1,445,441
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,874,201
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.032%, 4/25/2025 (n)	6,757,000	6,750,669
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.753%, 6/15/2049	10,843,233	10,908,546
Morgan Stanley Capital I, Inc., FRN, 1.024%, 11/15/2030 (i)(n)	8,431,086	78,088
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	3,217,883	2,748,288
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.969%, 2/15/2051	5,735,385	5,761,723
Wachovia Bank Commercial Mortgage Trust, FRN, 5.707%, 6/15/2049	13,237,536	13,318,030
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,521,446

		$137,579,549
Automotive - 0.3%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$6,388,000	$6,329,071
General Motors Financial Co., Inc., 5.25%, 3/01/2026	3,195,000	3,360,156
Nissan Motor Acceptance Corp., 2.35%, 3/04/2019 (n)	2,097,000	2,106,705
Toyota Motor Credit Corp., 3.4%, 9/15/2021	4,890,000	5,081,512
Volkswagen International Finance N.V., 2.375%, 3/22/2017 (n)	4,856,000	4,866,926

		$21,744,370
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$3,000,000	$3,266,133
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,206,487

		$6,472,620
Broadcasting - 0.2%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$5,903,000	$7,755,887
Walt Disney Co., 3%, 2/13/2026	9,850,000	9,786,428

		$17,542,315
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,359,000	$2,383,050
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,369,992

		$9,753,042

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,605,196
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,382,676

		$14,987,872
Computer Software - Systems - 0.2%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,631,625
Apple, Inc., 3.85%, 5/04/2043	2,060,000	1,965,905

		$11,597,530
Conglomerates - 0.1%
General Electric Capital Corp., FRN, 1.496%, 1/09/2020	$4,530,000	$4,564,994

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$7,747,000	$8,027,682
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,114,932

		$14,142,614
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/2025	$9,366,000	$9,394,107

Emerging Market Quasi-Sovereign - 0.2%
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	$5,880,000	$6,010,595
Petroleos Mexicanos, 3.125%, 1/23/2019	2,358,000	2,337,957
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	5,329,000	5,397,110

		$13,745,662
Emerging Market Sovereign - 0.1%
United Mexican States, 4.75%, 3/08/2044	$7,817,000	$7,105,653

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,781,045
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,331,957
Chevron Corp., 1.076%, 11/15/2017	11,906,000	11,907,667
Husky Energy, Inc., 7.25%, 12/15/2019	4,453,000	5,060,509
Petro-Canada, 6.05%, 5/15/2018	9,475,000	10,011,768
Shell International Finance B.V., 3.75%, 9/12/2046	3,456,000	3,173,216
Total Capital International S.A., 1.55%, 6/28/2017	3,893,000	3,899,276
Total Capital International S.A., 3.75%, 4/10/2024	6,370,000	6,661,701

		$47,827,139
Financial Institutions - 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025	$2,488,000	$2,525,721

Food & Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,072,321
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	8,589,754
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,257,566
Diageo Capital PLC, 2.625%, 4/29/2023	6,190,000	6,113,009
J.M. Smucker Co., 3.5%, 3/15/2025	4,232,000	4,261,781
Kraft Foods Group, Inc., 3.5%, 6/06/2022	2,361,000	2,399,657
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,423,362
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,354,258

		$48,471,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.2%
CVS Health Corp., 3.875%, 7/20/2025	$8,115,000	$8,360,633
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	5,935,000	6,040,797
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	2,991,000	3,005,222

		$17,406,652
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$7,000,000	$7,204,988

Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,418,753
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	8,041,264

		$19,460,017
Insurance - Health - 0.3%
Aetna, Inc., 3.2%, 6/15/2026	$9,744,000	$9,625,221
Anthem, Inc., 3.3%, 1/15/2023	3,410,000	3,400,701
UnitedHealth Group, Inc., 3.75%, 7/15/2025	9,796,000	10,127,683

		$23,153,605
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,157,749
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	3,278,000	3,428,457
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	3,942,815
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,821,405
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	2,925,000	2,932,751

		$19,283,177
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,812,419
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	9,878,601

		$17,691,020
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,447,229

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,376,682

Major Banks - 2.0%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,525,946
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,384,973
Bank of America Corp., 7.625%, 6/01/2019	3,980,000	4,470,611
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,316,743
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,062,957
Bank of America Corp., 3.5%, 4/19/2026	5,339,000	5,260,292
Bank of America Corp., 4.183%, 11/25/2027	10,792,000	10,782,384
BNP Paribas, 7.195% to 6/25/2037, FRN to 6/29/2049 (n)	3,200,000	3,488,000
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	3,930,000	4,220,069
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,726,796
ING Bank N.V., 3.75%, 3/07/2017 (n)	4,761,000	4,781,134
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,847,234
JPMorgan Chase & Co., 6.3%, 4/23/2019	6,750,000	7,373,133
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,052,669
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	6,387,000	6,551,804
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,678,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Morgan Stanley, 6.625%, 4/01/2018	$11,740,000	$12,413,735
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,008,557
PNC Funding Corp., 5.625%, 2/01/2017	6,510,000	6,529,686
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,361,655
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	9,654,000	9,224,358
Swedbank AB, 2.125%, 9/29/2017 (n)	1,317,000	1,323,252
Wells Fargo & Co., 2.1%, 5/08/2017	6,600,000	6,618,605

		$150,003,564
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$3,701,465
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	5,980,000	6,023,672
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	6,877,359

		$16,602,496
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/2035	$6,802,000	$7,184,728
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	8,899,525

		$16,084,253
Metals & Mining - 0.1%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$5,930,000	$5,440,775

Midstream - 0.4%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,081,606
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,649,026
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,794,096
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	2,520,000	3,089,795
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	1,888,000	1,878,520
Spectra Energy Capital LLC, 8%, 10/01/2019	5,327,000	6,056,208

		$31,549,251
Mortgage-Backed - 10.9%
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	$12,852,056	$14,676,828
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	24,388,890	27,220,464
Fannie Mae, 3.8%, 2/01/2018	736,963	748,563
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	17,975,167	19,576,922
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	45,858,636	49,434,322
Fannie Mae, 3.829%, 7/01/2018	912,930	938,505
Fannie Mae, 2.578%, 9/25/2018	3,424,914	3,461,155
Fannie Mae, 4.6%, 9/01/2019	726,550	771,655
Fannie Mae, 4.451%, 1/01/2021	1,019,336	1,090,074
Fannie Mae, 3.99%, 7/01/2021	636,145	680,335
Fannie Mae, 2.67%, 3/01/2022	913,838	928,006
Fannie Mae, 2.73%, 4/01/2023	654,869	659,023
Fannie Mae, 2.41%, 5/01/2023	993,159	983,329
Fannie Mae, 2.55%, 5/01/2023	935,252	933,226
Fannie Mae, 2.59%, 5/01/2023	980,247	980,169
Fannie Mae, 2.62%, 5/01/2023	654,198	655,301
Fannie Mae, 5.25%, 8/01/2024	996,579	1,125,394
Fannie Mae, 2.7%, 7/01/2025	1,007,000	989,802
Fannie Mae, 3.43%, 6/01/2026	1,191,453	1,223,292
Fannie Mae, 4.54%, 7/01/2026	1,013,802	1,128,861
Fannie Mae, 3.95%, 1/01/2027	974,884	1,029,089
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	67,551,042	68,414,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.01%, 1/01/2029	$814,820	$875,582
Fannie Mae, 4.96%, 6/01/2030	610,059	677,648
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	5,323,366	6,078,154
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	112,983,907	119,089,767
Fannie Mae, 3.5%, 11/01/2041 - 5/01/2046	108,141,947	111,154,376
Fannie Mae, TBA, 3.5%, 1/01/2047	12,005,000	12,296,722
Freddie Mac, 6%, 4/01/2017 - 6/01/2037	6,992,149	7,904,389
Freddie Mac, 5%, 12/01/2017 - 7/01/2041	10,146,219	11,065,171
Freddie Mac, 3.154%, 2/25/2018	660,319	670,085
Freddie Mac, 2.412%, 8/25/2018	1,934,716	1,958,618
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	9,804,674	10,495,644
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	6,796,097	7,589,401
Freddie Mac, 5.085%, 3/25/2019	6,789,000	7,202,945
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,116,170
Freddie Mac, 1.869%, 11/25/2019	2,200,000	2,201,642
Freddie Mac, 2.313%, 3/25/2020	624,000	631,122
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,242,293
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,843,058
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,287,529
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,481,956
Freddie Mac, 2.682%, 10/25/2022	1,960,000	1,983,279
Freddie Mac, 2.51%, 11/25/2022	3,050,000	3,057,662
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,380,005
Freddie Mac, 3.32%, 2/25/2023	1,059,000	1,107,417
Freddie Mac, 3.25%, 4/25/2023	5,681,000	5,919,384
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,655,162
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,088,485
Freddie Mac, 2.67%, 12/25/2024	3,612,000	3,585,175
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,862,195
Freddie Mac, 2.673%, 3/25/2026	6,105,000	5,976,910
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,562,843
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	3,103,462	3,511,922
Freddie Mac, 4%, 11/01/2040 - 9/01/2044	39,506,365	41,534,678
Freddie Mac, 3.5%, 2/01/2042 - 4/01/2046	63,585,439	65,230,217
Freddie Mac, 3%, 4/01/2043 - 12/01/2046	76,295,592	75,930,268
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	4,758,095	5,531,067
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	4,134,400	4,650,015
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	10,245,869	11,134,958
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,352,711	1,497,808
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	11,495,966	12,292,546
Ginnie Mae, 3.5%, 12/15/2041 - 5/20/2046	21,485,752	22,415,630
Ginnie Mae, 3%, 2/15/2043 - 7/20/2043	12,360,872	12,553,633

		$811,972,046
Municipals - 0.2%
State of California, 5%, 8/01/2027	$12,970,000	$15,602,002

Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$5,955,909
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,734,260
Verizon Communications, Inc., 6.4%, 9/15/2033	1,817,000	2,189,289
Verizon Communications, Inc., 5.05%, 3/15/2034	5,238,000	5,507,956
Verizon Communications, Inc., 6.55%, 9/15/2043	5,466,000	6,815,063

		$29,202,477

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,085,000	$6,988,651
Valero Energy Corp., 3.4%, 9/15/2026	15,053,000	14,399,549
Valero Energy Corp., 4.9%, 3/15/2045	4,000,000	3,978,672

		$25,366,872
Other Banks & Diversified Financials - 0.6%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,249,580
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,216,189
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,155,700
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,982,033
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	5,168,000	6,308,991
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,563,038
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,254,237

		$42,729,768
Pharmaceuticals - 0.8%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$1,393,380
Actavis Funding SCS, 4.85%, 6/15/2044	3,997,000	3,955,631
Bayer U.S. Finance LLC, 3%, 10/08/2021 (n)	9,000,000	9,040,887
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,838,699
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	6,838,000	7,340,094
Gilead Sciences, Inc., 3.7%, 4/01/2024	1,862,000	1,909,064
Gilead Sciences, Inc., 3.5%, 2/01/2025	14,207,000	14,346,285
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	12,956,000	12,090,267
Teva Pharmaceutical Finance IV LLC, 3.65%, 11/10/2021	3,299,000	3,338,222

		$57,252,529
Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$3,113,000	$3,378,293

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$4,146,000	$4,525,740

Real Estate - Retail - 0.1%
Realty Income Corp., REIT, 3%, 1/15/2027	$2,648,000	$2,489,199
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	4,500,000	4,806,266

		$7,295,465
Retailers - 0.3%
Dollar General Corp., 4.15%, 11/01/2025	$5,000,000	$5,137,805
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,002,592
Wal-Mart Stores, Inc., 5.25%, 9/01/2035	12,347,000	14,744,466

		$21,884,863
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/2024	$8,000,000	$8,338,992

Supranational - 0.0%
Asian Development Bank, 1.125%, 3/15/2017	$3,322,000	$3,322,478

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$5,960,000	$5,899,675
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	3,852,000	4,173,491
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,172,336
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	9,194,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
SBA Tower Trust, 2.898%, 10/15/2044 (n)	$2,389,000	$2,405,951

		$23,846,261
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$6,137,000	$6,170,121
Reynolds American, Inc., 4.45%, 6/12/2025	10,794,000	11,382,143

		$17,552,264
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,073,024

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/2023	$206,027	$214,447
Small Business Administration, 4.77%, 4/01/2024	689,060	724,930
Small Business Administration, 5.18%, 5/01/2024	968,550	1,029,723
Small Business Administration, 5.52%, 6/01/2024	468,834	500,427
Small Business Administration, 4.99%, 9/01/2024	1,035,394	1,100,825
Small Business Administration, 4.95%, 3/01/2025	870,975	923,982

		$4,494,334
U.S. Treasury Obligations - 14.6%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,968,014
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,266,333
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,755,642
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,235,697
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	34,055,271
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,286,629
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,251,429
U.S. Treasury Bonds, 2.875%, 5/15/2043	196,994,900	189,868,413
U.S. Treasury Bonds, 2.5%, 2/15/2045	19,313,000	17,162,362
U.S. Treasury Notes, 1.75%, 11/30/2021	29,881,000	29,628,386
U.S. Treasury Notes, 1.375%, 2/29/2020	6,694,000	6,658,281
U.S. Treasury Notes, 3.75%, 11/15/2018	4,535,000	4,750,376
U.S. Treasury Notes, 3.125%, 5/15/2019	52,370,000	54,584,465
U.S. Treasury Notes, 1%, 6/30/2019	238,622,000	236,671,981
U.S. Treasury Notes, 1.625%, 6/30/2019	226,285,000	227,891,171
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	58,566,408
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	104,870,917
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	82,200,278
U.S. Treasury Notes, 3%, 11/15/2045	16,732,000	16,464,606

		$1,089,136,659
Utilities - Electric Power - 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,708,287
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,030,228
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,481,719
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,521,376
MidAmerican Funding LLC, 6.927%, 3/01/2029	2,785,000	3,689,476
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,553,984
Pacific Gas & Electric Co., 4.6%, 6/15/2043	4,920,000	5,179,761
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,871,480
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,948,280
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,218,654
Southern Co., 2.15%, 9/01/2019	7,000,000	6,997,634
Southern Co., 3.25%, 7/01/2026	10,896,000	10,588,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Waterford 3 Funding Corp., 8.09%, 1/02/2017	$2,403,358	$2,403,358

		$68,192,937
Total Bonds		$2,951,604,423

Convertible Preferred Stocks - 0.5%
Food & Beverages - 0.1%
Tyson Foods, Inc., 4.75%	148,050	$10,015,583

Pharmaceuticals - 0.1%
Allergan PLC, 5.5%	10,635	$8,108,762

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	41,668	$2,961,761

Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	287,763	$13,930,607
Total Convertible Preferred Stocks		$35,016,713

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.51% (v)	138,761,529	$138,761,529

Collateral for Securities Loaned - 0.1%
JPMorgan U.S. Government Money Market Fund, 0.44% (j)	3,782,149	$3,782,149
Total Investments		$7,482,233,097

Other Assets, Less Liabilities - (0.4)%		(27,882,750)
Net Assets - 100.0%		$7,454,350,347

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $190,968,223, representing 2.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.361%, 12/28/2040	3/01/06	$4,713,863	$3,595,942
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	192,973	19,335
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.704%, 6/15/2028	6/14/16	8,086,000	8,128,054
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	6,088,686	6,170,121
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,305,003	5,397,110
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,088,255	7,254,237
Total Restricted Securities			$30,564,799
% of Net assets			0.4%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

12/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,003,830,697	$—	$—	$4,003,830,697
United Kingdom	6,205,990	73,714,780	—	79,920,770
Switzerland	50,075,433	22,421,513	—	72,496,946
Canada	41,663,301	—	—	41,663,301
Germany	29,046,015	—	—	29,046,015
France	6,188,955	20,159,263	—	26,348,218
Taiwan	23,188,686	—	—	23,188,686
Israel	22,271,004	—	—	22,271,004
South Korea	—	20,276,991	—	20,276,991
Other Countries	47,871,126	21,171,242	—	69,042,368
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,096,909,807	—	1,096,909,807
Non-U.S. Sovereign Debt	—	41,864,813	—	41,864,813
Municipal Bonds	—	15,602,002	—	15,602,002
U.S. Corporate Bonds	—	656,816,407	—	656,816,407
Residential Mortgage-Backed Securities	—	816,185,101	—	816,185,101
Commercial Mortgage-Backed Securities	—	89,510,691	—	89,510,691
Asset-Backed Securities (including CDOs)	—	43,855,796	—	43,855,796
Foreign Bonds	—	190,859,806	—	190,859,806
Mutual Funds	142,543,678	—	—	142,543,678
Total Investments	$4,372,884,885	$3,109,348,212	$—	$7,482,233,097

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $116,295,557 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $4,315,147 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,231,796,676
Gross unrealized appreciation	1,369,147,815
Gross unrealized depreciation	(118,711,394)
Net unrealized appreciation (depreciation)	$1,250,436,421

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,260,538	261,022,687	(243,521,696)	138,761,529

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(336)	$—	$180,671	$138,761,529

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: February 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: February 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 15, 2017

*	Print name and title of each signing officer under his or her signature.